Shareholder Report, Holdings (Details) - C000092548 [Member]	Sep. 30, 2025
S And P 500 Index Options Exercise Price 6 425 00 Expiration Date 10 17 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S And P 500 Index Options Exercise Price 6 425 00 Expiration Date 10 24 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S And P 500 Index Options Exercise Price 6 450 00 Expiration Date 10 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Vanguard S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%